                                   COLORADO



                                   [PHOTO]




                                  BONDSHARES

                              A TAX-EXEMPT FUND


                                ANNUAL REPORT


                              SEPTEMBER 30, 1996


--------------------------------------------------------------------------------

COLORADO BONDSHARES - A TAX EXEMPT FND                          FIRST-CLASS MAIL
1200 17TH STREET, SUITE 1150                                     U.S. POSTAGE
DENVER, CO 80202-5811                                                PAID
                                                                Dallas, Texas
                                                               PERMIT NO. 1808

Officers and Trustees
     George N. Donnelly, President and Chairman of the Board of Trustees Andrew B. Shaffer, Secretary, Treasurer and Trustee
     Fred R. Kelly, Jr., Portfolio Manager

Investment Adviser
     Freedom Funds Management Company

Transfer, Shareholder Servicing, and Dividend
Disbursing Agent
     Freedom Funds Management Company

Distributor
     SMITH HAYES Financial Services Corp.

Custodian of Portfolio Securities
     Norwest Investments and Trust,
     Norwest Bank Denver, N.A.

Independent Auditors
     KPMG Peat Marwick LLP

Legal Counsel
     Kutak Rock

This report is submitted for the general information of the shareholders of Colorado BondShares - A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares - A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

[COLORADO    A COLORADO TAX-EXEMPT
BONDSHARES           FUND
  LOGO]
             One Tabor Center
             1200 17th Street, Suite 1150
             Denver, CO 80202-5811
             (303) 572-6990
             (800) 572-0069 (WATTS)
             (303) 572-6995 (FAX)

                               November 27, 1996



Dear Shareholders:

We are proud to present continued good news as reflected in our financial results for the fiscal year ended September 30, 1996. With one more quarter to go in the calendar year it is possible that we could repeat our 1994 performance as the number one performing single state tax-exempt bond fund in the United States.

Bond investors are asking themselves what happens now. In 1994 we had the worst bond market in history. In 1995 bond prices rebounded sufficiently to bring the combined total return for the two years in most bond funds to nearly zero. Colorado BondShare's cumulative total returns at the maximum offered price and the net asset value for two years ended September 30, 1995 were 9.61%
and 15.07%, respectively.   In 1996 many bond funds were at negative real rates
of return until after the third quarter when prices recovered. We posted a total return at net asset value of 9.15% for the fiscal year ended September 30, 1996. U.S. Treasury rates for the 30 year bond are at 6.50%, up only slightly from the low of 5.93% in October 1993. Are the good days for bonds over? No, we believe the lowest rates of this cycle are still ahead of us.

Ordinarily, interest rates hit their high point as demand for credit increases and prices accelerate in the later stages of the recovery. This time, however, the economy may begin to slow down on its own before the Federal Reserve is forced to tighten money supply in order to head off inflationary pressures. Unlike earlier recoveries, inflation remains low at approximately 3% annually and is apparently under control. The rate of inflation is probably overstated in government statistics. Using the standard market basket method of determining cost changes does not account for improvements in productivity or quality. As the last two years have illustrated, bond prices can (and no doubt will) fluctuate. However, keep in mind that long term interest rates as measured by U.S. Treasuries, have only been above 7% in 22 out of the last 196 years.

Hence, the case for bond ownership is strong. The case for "tax-exempt" bond ownership is even stronger. The best place to take advantage of both is right here at Colorado BondShares. We are offering a taxable equivalent rate of return, excluding commissions and capital gains, to top tax bracket taxpayers of over 9.4% and over 10.18% to Colorado residents because of the state income tax component.

Perhaps the most gratifying fact we have encountered is that our competitors are intently studying our methods of operation. Imitation, as they say, is the sincerest form of flattery. As always, Mary, Stephanie and I are available at any time to answer your questions.


                                        Sincerely,


                                        /s/ FRED R. KELLY, JR.
                                        ----------------------
                                        Fred R. Kelly, Jr.

                           [KPMG PEAT MARWICK LLP]


                          INDEPENDENT AUDITORS' REPORT



THE TRUSTEES AND SHAREHOLDERS OF
COLORADO BONDSHARES -
   A TAX-EXEMPT FUND:


We have audited the accompanying statements of investments and assets and liabilities of Colorado BondShares - a Tax-Exempt Fund as of September 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the nine-year period then ended and the period from June 4, 1987 (commencement of operations) to September 30, 1987. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Colorado BondShares - A Tax-Exempt Fund as of September 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the nine-year period then ended and the period from June 4, 1987 to September 30, 1987, in conformity with generally accepted accounting principles.




                                                     KPMG PEAT MARWICK LLP


Denver, Colorado
November 6, 1996

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

       FACE                                                                                                MARKET
      AMOUNT                              COLORADO MUNICIPAL BONDS - 87.0%                                 VALUE
      ------                              --------------------------------                                 -----
      $    75,000   Adams County Pollution Control Revenue Refunding Series 1986A, 7.375% due
                        11/01/09                                                                         $     76,642
           25,000   Arapahoe County Cherry Creek School District #5 Series 1990, 6.45% due
                        12/15/96                                                                               25,125
          250,000   Arapahoe Water and Sanitation District G.O. Refunding and Improvement
                        Series 1986, 8.50% due 12/01/05                                                       291,625
          175,000   Arapahoe Water and Sanitation District G.O. Refunding and Improvement
                        Series, 1988A, 9.25% due 12/01/13                                                     184,870
        1,000,000   Arapahoe Water and Sanitation District G.O. Refunding and Improvement
                        Series, 1988A, 9.25% due 12/01/13 (b)                                               1,111,250
        2,250,000   Arapahoe Water and Sanitation District G.O. Refunding Series 1995B, 8.50%
                        due 12/01/20                                                                        2,205,000
          525,000   Arrowhead Metropolitan District G.O. Refunding and Improvement Series
                        1986, 8.50% due 11/01/06 (b)                                                          526,942
          575,000   Arvada Multifamily Rental Housing Revenue Series 1993, 7.50% due 12/15/18                 575,000
          306,040   Aurora Centretech Metropolitan District G.O. Refunding and Improvement
                        Series 1994, 6.00% due 12/01/23                                                       229,530
          155,000   Basalt and Rural Fire Protection District G.O. Series 1996, 3.50% due
                        12/01/96                                                                              154,690
          475,000   Bear Creek LID #1 Special Assessment Refunding Series 1993, 6.50% due
                        3/15/98                                                                               475,000
        1,915,000   Bell Mountain Ranch Phase II Metropolitan District G.O. Series 1995, 8.50%
                        due 11/15/96-15                                                                     1,915,000
          350,000   Bell Mountain Ranch Phase II Metropolitan District Improvement Fee Revenue
                        Series 1995, 7.00% due 11/15/98                                                       350,000
          100,000   Boulder County Single Family Mortgage Revenue Series 1982A, 10.00% due
                        5/01/99                                                                                90,000
          395,000   Boulder County Zero Coupon Single Family Mortgage Revenue Series 1983,
                        11.00% due 12/01/14 (d)                                                                55,529
           25,000   Boulder Valley School District No. RE-2 Series 1992A, 5.80% 10/15/01                       26,095
          463,188   Briargate Public Building Authority, Landowner Assessment Lien Series 1985A
                        and 1986A, 9.50%-10.25% due 12/15/95-05 (a)                                           231,594
           12,000   Castle Pines North Metropolitan District Tax Revenue Bonds Series 1994B,
                        8.55%, due 12/01/33 (h)                                                                 6,000
          530,000   Town of Castle Rock LID Series 1988-2D Special Assessment, 9.25%-10.375%
                        due 12/01/08 (a)                                                                       84,800
           25,000   Town of Castle Rock G.O. Series 1988-2 10.375% due 12/01/08                                 6,500
           60,389   Centennial Downs Metropolitan District Cash Payment Deficiency Bond Series
                        1993, 8.09% due 12/01/34(i)                                                            36,234
          588,601   Centennial Downs Metropolitan District Limited Tax Refunding Bond Series
                        1993, 8.09% due 12/01/34(i)                                                           353,161

                                                                     (Continued)

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

       FACE                                                                                               MARKET
      AMOUNT                             COLORADO MUNICIPAL BONDS - 87.0%                                 VALUE
      ------                             --------------------------------                                 -----
      $   271,980   Centennial Downs Metropolitan Interest Certificate Series 1993, 6.00% due
                        12/01/34 (c)                                                                    $      6,799
          205,000   Cherry Hills Farm Metropolitan District G.O. Refunding Series 1992, 6.50%
                        due 12/01/96-97                                                                      206,360
        2,009,520   Colorado Centre Metropolitan District Limited Tax and Special Revenue
                        Series 1992A, principal only, 0.00% due 1/01/27 (e)                                   20,095
        2,008,335   Colorado Centre Metropolitan District Limited Tax and Special Revenue
                        Series 1992A, interest only, 9.00% due 1/01/27 (f)                                 1,305,418
        6,465,662   Colorado Centre Metropolitan District Limited Tax and Special Revenue
                        Series 1992B, 0.00% due 1/01/32 (g)                                                   64,657
          370,000   Colorado Health Facilities Authority Revenue Bethesda Psychealth System
                        Project Series 1987, 8.875%-9.125% due 9/01/07-17 (b)                                390,369
            5,000   Colorado Health Facilities Authority Hospital Refunding Revenue National
                        Jewish Center Series 1992, 6.15% due 2/15/98                                           5,025
          190,000   Colorado Health Facilities Authority Refunding Revenue Porter Memorial
                        Hospital Series 1986A, 7.40% due 2/01/16 (b)                                         205,857
          240,000   Colorado Health Facilities Authority Prerefunded Revenue Refunding Swedish
                        Medical Center Series 1987, 7.00% due 10/01/15                                       252,000
          260,000   Colorado Housing Finance Authority Multifamily Housing Woodstream Series
                        1985, 3.95% due 6/01/05 (h)                                                          260,000
        1,610,000   Colorado Postsecondary Educational Facilities Authority Revenue National
                        Technological University Project Series 1993, 7.375%-7.75% due 12/01/10            1,602,475
           75,000   Colorado Postsecondary Educational Facilities Authority Revenue The Naropa
                        Institutional Project Series 1990, 7.875% due 9/01/10 put 9/01/97                     75,000
           25,000   Colorado Postsecondary Educational Facilities Authority Revenue University
                        of Denver Project Series B, 8.10% due 12/01/96                                        25,163
        1,000,000   Colorado Springs Spring Creek G.O. Series 1995, 3.00% due 12/01/14 (h)(i)                450,000
          340,000   Colorado Tech Center Metropolitan District G.O. Prerefunded Refunding
                        Series 1989, 9.75% due 6/01/09(b)                                                    385,050
        1,180,000   Columbia Metropolitan District G.O. Improvement Series 1992, 7.60%-8.50%
                        due 9/01/00-11/01/12                                                               1,409,686
          595,000   Cordillera Metropolitan District G.O. Series 1994A, 8.00% due 12/01/09                   615,825
          500,000   Cordillera Metropolitan District G.O. Series 1994, 8.25% due 12/01/13                    517,500

                                                                     (Continued)

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

       FACE                                                                                               MARKET
      AMOUNT                             COLORADO MUNICIPAL BONDS - 87.0%                                 VALUE
      ------                             --------------------------------                                 -----
      $ 2,250,000   Cottonwood Water and Sanitation District Refunding Series 1996, 7.60%
                        12/01/12                                                                        $  2,250,000
          115,000   City and County of Denver Zero Coupon Single Family Mortgage Revenue
                        Series 1984, 11.63% due 9/01/15 (d)                                                   13,800
           50,000   Metropolitan Denver Sewage Disposal District No. 1 Series 1986A, 6.75% due
                        4/01/11 (b)                                                                           50,500
          410,000   Douglas County LID #3 Series 1991, 10.00% due 8/01/99-02                                 410,000
          575,000   Dove Valley Metropolitan District G.O. Refunding & Improvement Series
                        1988, 8.90%-9.50% due 12/01/99-08                                                    586,750
          505,000   Dove Valley Metropolitan District G.O. Refunding & Improvement Series
                        1989, 8.25% due 12/01/08                                                             515,100
          600,000   Eaglebend Affordable Housing Corporation Revenue Series 1990A-2, 10.309%
                        due 7/01/21 (g)                                                                      582,000
          500,000   Eaglebend Affordable Housing Corporation Revenue Series 1991B, 10.309% due
                        7/01/21 (g)                                                                          485,000
           90,000   El Paso County LID 85-2 Special Assessment Refunding Series 1988,
                        8.875%-9.00% due 9/01/00                                                               9,000
        2,400,000   El Paso County Multifamily Housing Briarglen Apartments Project Series
                        1994, 3.90% due 12/01/24 (h)                                                       2,400,000
          100,000   El Paso County Pheasant Run LID Special Assessment Bonds Series 1986-2,
                        9.25% due 9/01/97 (a)                                                                 26,000
           25,000   El Paso County Pikes Peak Library Series 1987, 6.15% due 6/01/01                          25,062
          500,000   El Paso County School District No. 20 Zero Coupon G.O. Refunding Series
                        1993A, 6.10% due 6/15/08 (d)                                                         250,000
        1,500,000   Fairlake Metropolitan District G.O. Series 1989, 9.00% due 6/01/09                     1,560,000
           10,000   Fairlake Metropolitan District G.O. Series 1991, 9.625% due 12/01/98                      10,400
          515,000   Forest Hills Metropolitan District G.O. Refunding Series 1992B, 7.75% due
                        11/01/99                                                                             520,150
          500,000   Fort Collins G.O. Water Series 1982, 10.00% due 12/01/99 (b)                             534,325
           25,000   Fort Collins Refunding Series B, 6.00%, due 12/01/02                                      26,500
          850,000   Gateway Village Improvement District G.O. Series 1995, 8.25%-8.75% due
                        12/01/05-14                                                                          850,000
          490,000   Greenwood North Metropolitan District G.O. Refunding Series 1993,
                        4.40%-5.00% due 12/01/98-01                                                          484,500
          500,000   Hamilton Creek District Series 1990, 1.00% due 12/01/04 (g)                              250,000
          750,000   Hyland Hills Park & Recreation District Special Revenue Refunding
                        Improvement Series 1996A, 4.35% due 12/15/96                                         750,000
           10,000   Hyland Hills Park & Recreation District Special Revenue Improvement Series
                        1992, 7.10% due 12/15/00                                                              10,250

                                                                     (Continued)

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

       FACE                                                                                             MARKET
      AMOUNT                             COLORADO MUNICIPAL BONDS - 87.0%                                VALUE
      ------                             --------------------------------                                -----
      $   340,000   Idledale Fire Protection District G.O. Series 1993, 5.20%-5.80% due
                        12/15/03-07                                                                     $    331,656
          210,000   Interstate South Metropolitan District G.O. Refunding & Improvement Series
                        1986, 9.50% due 12/01/06 (b)                                                         214,011
          270,000   Interstate South Metropolitan District Prerefunded G.O. Refunding &
                        Improvement Series 1989, 8.375% due 12/01/05                                         274,671
          230,000   Interstate South Metropolitan District G.O. Refunding & Improvement Series
                        1989, 8.375% due 12/01/05                                                            233,335
        1,655,000   Interstate South Metropolitan District Zero Coupon G.O. Refunding &
                        Improvement Series 1989, 9.00% due 12/01/10-14 (d)                                   373,467
          250,000   Jefferson County School District R-1 Series B, 8.75% due 12/15/96                        252,500
          495,000   La Plata County Recreational Facilities Revenue Refunding Durango Ski
                        Corporation Project Series 1989A, 9.00% due 02/01/10                                 480,150
           65,000   City of Lakewood Zero Coupon Single Family Mortgage Series 1985, 11.10%
                        due 5/01/15 (d)                                                                        8,618
           35,000   Larimer County Zero Coupon Single Family Mortgage Revenue Series 1985,
                        11.25% due 4/01/15 (d)                                                                 4,622
          315,000   City of Las Animas Water G.O. Series 1989, 8.60% due 12/01/09                            316,452
        1,000,000   City of Louisville Sales Tax Revenue Series 1989, 8.60% due 11/15/13 (b)               1,096,340
          220,000   Mesa County Single Family Mortgage Revenue Series 1982, 10.75% due
                        12/01/99 (a)                                                                          22,000
        1,250,000   Mid Valley Metropolitan District G.O. Refunding & Improvement Series
                        1989, 8.90% due 12/15/04                                                           1,362,500
           15,000   Montrose County Airport Authority Airport Revenue Refunding & Improvement
                        Series 1987, 9.50% due 12/01/07(b)                                                    15,921
          750,000   Mountain Village Metropolitan District G.O. Series 1992, 7.95% due 12/01/03              821,250
          350,000   Town of Nederland G.O. Water Refunding Series 1989, 8.50% due 8/15/13                    353,500
          285,000   Northern Metropolitan District Limited Tax Revenue Refunding Series 1992A,
                        8.25%-8.875% due 12/01/22                                                            247,950
          596,100   Northern Metropolitan District Limited Tax Revenue Refunding Series 1992B,
                        0.00% due 12/01/22 (a)(d)                                                             23,844
          881,250   Northern Metropolitan District Limited Tax Revenue Refunding Series 1992B,
                        8.25%-8.875% due 12/01/22 (c)                                                        343,687
           20,000   Northgate Public Building Authority Landowner Assessment Lien Series
                        1987A, 8.25% due 12/01/00(a)                                                           3,200

                                                                     (Continued)

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

       FACE                                                                                             MARKET
      AMOUNT                             COLORADO MUNICIPAL BONDS - 87.0%                                VALUE
      ------                             --------------------------------                                -----
      $   150,000   Panorama Metropolitan District G.O. Series 1986, 9.50% due 12/01/05 (b)             $    153,000
            5,000   Panorama Metropolitan District G.O. Series 1986, 9.50% due 12/01/05                        5,050
        1,055,000   Panorama Metropolitan District G.O. Refunding Series 1989B, 9.00% due
                        12/01/09                                                                           1,076,100
        1,000,000   Piney Creek Metropolitan District Refunding Series 1989A, 8.50% due
                        12/01/14                                                                           1,040,800
          410,000   Plains Metropolitan District G.O. Series 1986, 8.50%-9.25% due
                        12/01/96-6/01/06                                                                     328,000
          225,000   Pueblo Urban Renewal Authority Revenue Series 1994B, 5.05% due 12/01/19,
                        put 12/01/96                                                                         225,000
          159,868   Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/16                132,690
          278,078   Roxborough Village Metropolitan District Series 1993B, principal only,
                        0.00% due 12/31/21 (e)                                                                27,808
          906,622   Roxborough Village Metropolitan District Zero Coupon Series 1993C, 9.84%
                        due 12/31/32 (d)                                                                       9,066
           20,270   Roxborough Village Metropolitan District Series 1993B, interest only,
                        10.41% due 1/01/43 (f)                                                                   203
          240,000   Saint Vrain Sanitation District G.O. Series 1987, 9.625% due 12/01/06                    257,230
          500,000   City of Salida Sales Tax Revenue Refunding & Improvement Series 1990,
                        8.20% due 12/01/11                                                                   526,850
          125,000   San Miguel County Housing Authority Multifamily Telluride Village Zero
                        Coupon Revenue Refunding Series 1993, 7.00% due 7/01/98 (d)                          112,733
          535,000   San Miguel County Housing Authority Multifamily Telluride Village Revenue
                        Refunding Series 1993, 6.30% due 7/01/13                                             508,250
          185,000   San Miguel County School District No. R-1 G.O. Series 1992, 8.50% due
                        12/01/98                                                                             198,875
        1,000,000   Southpark Metropolitan District Refunding G.O. Series 1996, 6.60% due
                        12/01/13                                                                             970,000
          100,000   Southtech Metropolitan District G.O. Series 1994, 5.35%-5.85% due
                        12/01/01-04                                                                           98,812
          385,000   Squaw Creek Metropolitan District Revenue Series 1994, 5.25% due 12/01/13,
                        put 12/01/98                                                                         385,000
          610,000   Valley Metropolitan District G.O. Revenue Series 1992, 7.00% due 12/15/06                622,200
          100,000   Walsenburg Natural Gas Revenue Series 1968, 6.25% due 6/01/98-99                         101,700

                                                                     (Continued)

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

       FACE                                                                                             MARKET
      AMOUNT                             COLORADO MUNICIPAL BONDS - 87.0%                                VALUE
      ------                             --------------------------------                                -----
      $    75,000   City of Westminster Special Assessment Series 1988, 9.00% due 12/01/03              $     76,500
            5,000   Wright Farms Metropolitan District G.O. Series 1986, 9.75% due 12/01/05
                                                                                                               5,050
                                                                                                        ------------
                    Total Colorado Municipal Bonds (cost $43,496,209)                                     43,047,794
                                                                                                        ------------
                                  COLORADO CERTIFICATES OF PARTICIPATION - 1.3%

          100,000   Arapahoe Library District Certificates of Participation Series 1990, 6.55%
                        due 12/15/96                                                                         100,500
           80,000   Huerfano County Refunding Certificates of Participation Series 1993, 4.50%
                        due 12/01/96                                                                          80,000
           50,000   Las Animas County School District  No. 001 Certificates of Participation
                        Series 1991A, 8.00% due 12/01/10                                                      56,534
          425,000   Roaring Fork School District RE-1 Garfield Pitkin and Eagle Counties
                        Series 1996, 3.4% due 12/15/96                                                       424,363
                                                                                                        ------------
                    Total Colorado Certificates of Participation Bonds (cost $662,158)                       661,397
                                                                                                        ------------
                                 COLORADO INDUSTRIAL DEVELOPMENT REVENUE BONDS - 11.7%

       400,000      Adams County Outdoor Sports Project Series 1978, 7.125% due 11/01/96-98                  398,250
         5,000      City and County of Denver American Water Works Association Series 1987,
                        10.00% due 3/01/07                                                                     5,050
       200,000      City and County of Denver Desks Colorado Project Series 1983, 4.35% due
                        10/15/05 (put 10/15/96)                                                              200,000
     1,490,000      City of Englewood Swedish Medical Center Series 1985, 3.75%, due
                        12/01/10(h)                                                                        1,490,000
     1,305,000      City of Fort Collins The Opera House Project Series 1986, 8.75%-9.125% due
                        12/01/10-16                                                                        1,318,050
     2,400,000      City of Northglenn Castle Gardens Series 1988, 3.625% due 12/01/09 (h)                 2,400,000
                                                                                                        ------------
                    Total Colorado Industrial Development Revenue
                        Bonds (cost $5,790,575)                                                            5,811,350
                                                                                                        ------------
                    Total investments, at value (cost $49,948,942)                     97.9%              49,520,541
                    Other assets net of liabilities                                     2.1                1,062,309
                                                                                      -----             ------------
                    Net assets                                                        100.0%            $ 50,582,850
                                                                                      =====             ============

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1996
--------------------------------------------------------------------------------


(A) Non-income producing based upon the financial condition of the issuer (see footnote 1).

(B) Originally issued as general obligation bonds but are now prerefunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(C) Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity.

(D) Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(E) Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(F) Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(G) Interest rate disclosed for cash flow bond represents the effective yield at September 30, 1996. Income on this security is derived from the cash flow of the issuer.

(H)  Represents current interest rate for a variable rate bond.

(I) Represents a security which was formerly in default and was restructured during the year ended September 30, 1996.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

       G.O.  - General Obligations
       LID   - Local Improvement District
       GID   - General Improvement District


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
------

Investments, at value (cost $49,948,942) - see accompanying statement   $ 49,520,541
Cash                                                                       2,210,054
Interest receivable                                                        1,273,432
                                                                        ------------

         Total assets                                                     53,004,027
                                                                        ------------

LIABILITIES
-----------

Payables and other liabilities:
    Dividends                                                                122,379
    Shares of beneficial interest redeemed                                     1,000
    Investments purchased                                                  2,250,000
    Accrued expenses and other                                                47,798
                                                                        ------------

         Total liabilities                                                 2,421,177
                                                                        ------------

         Net assets                                                     $ 50,582,850
                                                                        ============

COMPOSITION OF NET ASSETS
-------------------------

Paid-in capital                                                         $ 51,368,326
Undistributed net investment income                                           10,698
Accumulated net realized loss from investment transactions                  (367,773)
Net unrealized depreciation of investments (note 3)                         (428,401)
                                                                        ------------

         Net assets                                                     $ 50,582,850
                                                                        ============

Net asset value and redemption value per share (based on 5,399,890
    shares of beneficial interest outstanding)                             $ 9.37
                                                                           ======

Maximum offering price per share (net asset value plus sales charge
    of 4.75% of offering price)                                            $ 9.84
                                                                           ======


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF OPERATIONS

YEAR ENDED SEPTEMBER 30, 1996
-------------------------------------------------------------------------------

Investment income - interest                                     $ 3,427,447
                                                                 -----------

Expenses:
    Management fees (note 4)                                         240,476
    Transfer agency expenses (note 4)                                 38,231
    Custodian fees (note 5)                                           33,213
    Legal and auditing fees                                           31,876
    Shareholders' reports and proxy statements                        15,072
    Registration fees                                                  3,367
    Fidelity bond                                                      2,793
    Trustees' fees                                                     1,746
    Other                                                              1,101
                                                                 -----------

          Total expenses                                             367,875

Earnings credits on cash balances (note 5)                           (33,213)
                                                                 -----------

          Net expenses                                               334,662
                                                                 -----------

          Net investment income                                    3,092,785
                                                                 -----------

Realized and unrealized loss on investments:
    Net realized loss on investments                                  (7,594)
                                                                 -----------
    Net unrealized depreciation of investments:
       Beginning of year                                          (1,493,175)
       End of year                                                  (428,401)
                                                                 -----------

          Net change in unrealized depreciation on investments     1,064,774
                                                                 -----------

          Net realized and unrealized gain on investments          1,057,180
                                                                 -----------

          Net increase in net assets resulting from operations   $ 4,149,965
                                                                 ===========


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED SEPTEMBER 30, 1996 AND 1995
--------------------------------------------------------------------------------

                                                                     1996            1995
                                                                     ----            ----
From investment activities:
    Net investment income                                        $  3,092,785       2,948,098
    Net realized loss on investments                                   (7,594)       (143,604)
    Net change in unrealized depreciation on
       investments                                                  1,064,774         579,126
                                                                 ------------    ------------

          Net increase in net assets resulting from operations      4,149,965       3,383,620
                                                                 ------------    ------------

    Dividends to shareholders from net investment income           (3,082,087)     (2,947,825)
                                                                 ------------    ------------

From beneficial interest transactions:
    Proceeds from sale of shares                                    6,719,354       6,594,466
    Dividends reinvested                                            2,038,765       1,915,678
    Payments for shares redeemed                                   (4,011,430)     (5,967,321)
                                                                 ------------    ------------
          Increase in net assets derived from
              beneficial interest transactions                      4,746,689       2,542,823
                                                                 ------------    ------------
          Net increase in net assets                                5,814,567       2,978,618

Net assets:
    Beginning of year                                              44,768,283      41,789,665
                                                                 ------------    ------------

    End of year, including undistributed net investment
       income of $10,698 and $-0-, respectively                  $ 50,582,850      44,768,283
                                                                 ============    ============


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                                   Year ended September 30
                                     -----------------------------------------------------------------------------------
                                       1996           1995           1994           1993           1992           1991
                                       ----           ----           ----           ----           ----           ----
PER SHARE OPERATING DATA:
Net asset value, beginning
   of period                         $   9.16           9.07           9.13           9.07           8.96           8.93
                                     --------         ------         ------         ------         ------         ------

Net investment income                     .61            .60            .63            .66            .68            .71


Net realized and unrealized
   gain (loss) on investments             .20            .09           (.06)           .07            .10            .03
                                     --------         ------         ------         ------         ------         ------

Increase (decrease) from
investment operations                     .81            .69            .57            .73            .78            .74
Dividends from net invest-
   ment income                           (.60)          (.60)          (.63)          (.67)          (.67)          (.71)
                                     --------         ------         ------         ------         ------         ------
      Net increase (decrease)
         in net asset value               .21            .09           (.06)           .06            .11            .03
                                     --------         ------         ------         ------         ------         ------

Net asset value, end of period       $   9.37           9.16           9.07           9.13           9.07           8.96
                                     ========         ======         ======         ======         ======         ======
TOTAL RETURN, AT NET ASSET
   VALUE (1)                            9.15%           8.05           6.50           8.53           9.09           8.49
                                     ========         ======         ======         ======         ======         ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000)s                            $ 50,583         44,768         41,790         34,773         27,585         25,177
                                     ========         ======         ======         ======         ======         ======
Ratios to average net assets:
   Expenses (2)                          .77%            .84            .74            .81            .94           1.06
   Net investment income                6.50%           6.81           6.96           7.27           7.61           8.04

Portfolio turnover rate (3)            24.53%          27.48          22.04           7.87           5.00           9.35
                                     ========         ======         ======         ======         ======         ======


                                                                                   Period
                                            Year ended September 30                 ended
                                    ---------------------------------------      September 30,
                                       1990           1989          1988             1987*
                                       ----           ----          ----             -----
PER SHARE OPERATING DATA:
Net asset value, beginning
   of period                           9.61           9.59          9.43             10.00
                                     ------         ------        ------             -----

Net investment income                   .74            .74           .77               .26

Net realized and unrealized
   gain (loss) on investments          (.68)           .03           .16              (.57)
                                     ------         ------        ------             -----

Increase (decrease) from
investment operations                   .06            .77           .93              (.31)
Dividends from net invest-
   ment income                         (.74)          (.75)         (.77)             (.26)
                                     ------         ------        ------             -----

      Net increase (decrease)
         in net asset value            (.68)           .02           .16              (.57)
                                     ------         ------        ------             -----

Net asset value, end of period         8.93           9.61          9.59              9.43
                                     ======         ======        ======             =====

TOTAL RETURN, AT NET ASSET
   VALUE (1)                           0.61           8.49          9.57             (2.59)**
                                     ======         ======        ======             =====

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000)s                            34,397         37,551        15,319             5,992
                                     ======         ======        ======             =====

Ratios to average net assets:
   Expenses (2)                         .82            .79           .43               .34**
   Net investment income               7.85           8.80          7.38              7.79**

Portfolio turnover rate (3)           34.54          11.58         11.12             58.64**
                                     ======         ======        ======             =====

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS, CONTINUED
--------------------------------------------------------------------------------

  * For the period June 4, 1987 (commencement of operations) to September 30, 1987.

 **  Annualized.

(1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) Beginning in fiscal 1995 the expense ratio reflects the effect of gross expenses (including those paid indirectly by the Fund via earnings credits on cash balances). Prior period expense ratios have not been adjusted.

     Absent voluntary expense reimbursement by the Fund's investment adviser, the expense ratio for the years and period ended September 30, 1989, 1988, and 1987 would have been .86%, 1.27%, and 3.13%, respectively. There have been no voluntary reimbursements subsequent to fiscal 1989.

(3) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation.

     Purchases and sales of investment securities (excluding short-term securities) for the year ended September 30, 1996 were $17,937,039 and $10,756,288, respectively.


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1996 AND 1995
--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Colorado BondShares - A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management company. The Fund's investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund's investment adviser is Freedom Funds Management Company (Freedom Funds). The following is a summary of significant accounting policies consistently followed by the Fund.

     INVESTMENT VALUATION

     The value of investments are determined using prices quoted by one or more independent broker/dealers dealing in municipal bonds. The Fund does not record amortization of premiums or accretion of discounts for financial statement purposes, except for original issued discounts on zero coupon bonds which are amortized to maturity using the effective yield method. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required. At September 30, 1996, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $368,000, expiring in 2001, 2002, and 2003.

     OTHER/SECURITY CREDIT RISK

     Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis which is the same basis the Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in nonrated securities, which may be subject to a greater degree of credit risk, and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount and market value of bonds, for which the accrual of interest income has been discontinued, approximated $1,929,000 and $391,000 (0.8% of net assets), respectively, as of September 30, 1996.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------


     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)  SHARES OF BENEFICIAL INTEREST

     At September 30, 1996, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the years ended September 30, 1996 and 1995 were as follows:

                                                       1996           1995
                                                       ----           ----
               Sold                                   724,744        727,055
               Dividends reinvested                   219,736        210,777
                                                     --------       --------
                                                      944,480        937,832
               Redeemed                              (431,911)      (657,433)
                                                     --------       --------

                        Net increase                  512,569        280,399
                                                     ========       ========

(3)  UNREALIZED GAINS AND LOSSES

     At September 30, 1996, the net unrealized depreciation on investments of $428,401 was comprised of gross appreciation of $1,682,679 and gross depreciation of $2,111,080.

(4)  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the fiscal year ended September 30, 1996. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)  EARNINGS CREDITS ON CASH BALANCES

     Earnings credits on cash balances maintained with the custodian by the Fund resulted in offsetting custodian fees incurred for the safeguarding of Fund assets.

                     (This page intentionally left blank)

                         FEDERAL INCOME TAX INFORMATION
                                  (unaudited)


In early 1997, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1996. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

During fiscal year ended September 30, 1996, 100 percent of the dividends paid by Colorado BondShares A Tax-Exempt Fund from net investment income should be treated as tax-exempt dividends.